DERIVATIVES AND HEDGING (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 705	$ 0
Derivatives not designated as hedging instruments	(49)	0
Derivative instruments	656	0
Foreign exchange contracts
Derivative [Line Items]
Derivatives not designated as hedging instruments	(7,465)	0
Foreign exchange contracts | Prepaid expenses and other current assets
Derivative [Line Items]
Derivatives designated as hedging instruments	705	0
Derivatives not designated as hedging instruments	$ (49)	$ 0